Property, plant and equipment, net (Schedule of Property, Plant and Equipment, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, plant and equipment, net [Abstract]
Land	$ 4,413	$ 4,550
Buildings and leasehold improvements	277,324	238,227
Plant and machinery	65,903	55,123
Electronic equipment, furniture and fixtures	144,234	124,378
Motor vehicles	2,679	2,795
Total cost	494,553	425,073
Less: Accumulated depreciation	(191,629)	(161,516)
Property, Plant, and Equipment, Fair Value Disclosure, Total	302,924	263,557
Construction in progress	109,809	61,153
Total property, plant and equipment, net	412,733	324,710
Depreciation expenses	$ 36,017	$ 33,499	$ 28,043